Patents and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2023
Other Intangibles [Abstract]
Schedule of Patents and Other Intangibles	Other Intangibles
	Patents	Software	Total Other Intangibles
	$	$	$
Cost
As at January 1, 2022	806,868	-	806,868
Additions	92,545	92,096	184,641
As at December 31, 2022	899,413	92,096	991,509

Accumulated amortization
As at January 1, 2022	(225,451)	-	(225,451)
Charge	(71,095)	-	(71,095)
As at December 31, 2022	(296,546)	-	(296,546)

As at December 31, 2022	602,867	92,096	694,963

Cost
As at January 1, 2023	899,413	92,096	991,509
Additions during the period	90,978	291,410	382,388
As at December 31, 2023	990,391	383,506	1,373,897

Accumulated amortization
As at January 1, 2023	(296,546)	-	(296,546)
Charge	(78,742)	(84,405)	(163,147)
As at December 31, 2023	(375,288)	(84,405)	(459,693)

As at December 31, 2023	615,103	299,101	914,204